Growth Portfolio
Schedule of Investments (unaudited)
As of September 30, 2022
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (93.2%)
Communication Services (6.9%)
*	Alphabet Inc. Class C	501,145	48,185
*	ZoomInfo Technologies Inc. Class A	265,602	11,065
			59,250
Consumer Discretionary (15.1%)
*	Amazon.com Inc.	556,085	62,838
*	Tesla Inc.	59,880	15,883
*	Airbnb Inc. Class A	94,724	9,950
*	Lululemon Athletica Inc.	33,053	9,240
	TJX Cos. Inc.	148,051	9,197
	Hilton Worldwide Holdings Inc.	75,266	9,079
	NIKE Inc. Class B	83,714	6,958
*	Etsy Inc.	57,739	5,781
			128,926
Consumer Staples (2.1%)
	Constellation Brands Inc. Class A	76,634	17,601
Energy (1.1%)
	Schlumberger NV	276,393	9,923
Financials (6.0%)
	S&P Global Inc.	42,457	12,964
	American Express Co.	78,488	10,589
	Blackstone Inc.	95,080	7,958
	Marsh & McLennan Cos. Inc.	51,942	7,754
	Progressive Corp.	59,598	6,926
	Charles Schwab Corp.	66,296	4,765
			50,956
Health Care (11.6%)
	UnitedHealth Group Inc.	52,071	26,298
*	Boston Scientific Corp.	357,321	13,839
*	ABIOMED Inc.	41,797	10,268
	Agilent Technologies Inc.	70,833	8,610
	Stryker Corp.	39,930	8,087
	Elevance Health Inc.	17,682	8,032
	Zoetis Inc.	45,606	6,763
*	Illumina Inc.	32,793	6,256
*	Mettler-Toledo International Inc.	3,910	4,239
*	Align Technology Inc.	20,413	4,228
*	Insulet Corp.	9,166	2,103
			98,723
Industrials (5.7%)
	TransUnion	193,998	11,541

		Shares	Market Value ($000)
*	Uber Technologies Inc.	304,832	8,078
	Northrop Grumman Corp.	16,536	7,777
	General Dynamics Corp.	34,944	7,414
	Equifax Inc.	40,774	6,990
	Airbus SE ADR	190,574	4,092
	IDEX Corp.	12,473	2,493
			48,385
Information Technology (43.5%)
	Apple Inc.	641,710	88,684
	Microsoft Corp.	377,769	87,982
	Mastercard Inc. Class A	130,060	36,981
	Global Payments Inc.	142,252	15,370
*	Salesforce Inc.	102,417	14,732
*	FleetCor Technologies Inc.	74,704	13,161
	NVIDIA Corp.	94,568	11,480
	Visa Inc. Class A	62,616	11,124
*	Autodesk Inc.	57,839	10,804
	Microchip Technology Inc.	138,045	8,425
	Intuit Inc.	18,365	7,113
*	Ceridian HCM Holding Inc.	119,852	6,697
	Fidelity National Information Services Inc.	88,076	6,656
*	Block Inc. (XNYS)	120,613	6,632
	Marvell Technology Inc.	151,501	6,501
*	Avalara Inc.	70,529	6,475
*	Advanced Micro Devices Inc.	84,956	5,383
*	nCino Inc.	130,570	4,454
*	ServiceNow Inc.	11,076	4,182
	ASML Holding NV GDR (Registered)	8,918	3,704
	Monolithic Power Systems Inc.	9,242	3,359
*	Adobe Inc.	11,079	3,049
*	Okta Inc.	50,426	2,868
*	MongoDB Inc. Class A	14,389	2,857
*	Snowflake Inc. Class A	13,582	2,308
			370,981
Real Estate (1.2%)
	American Tower Corp.	31,731	6,812
	Equinix Inc.	6,460	3,675
			10,487
Total Common Stocks (Cost $879,654)			795,232
Temporary Cash Investments (6.8%)
Money Market Fund (0.0%)
[1]	Vanguard Market Liquidity Fund, 2.828%	12	1

	Face Amount ($000)	Market Value ($000)
Repurchase Agreement (6.8%)
Bank of America Securities, LLC 3.050%, 10/3/22 (Dated 9/30/22, Repurchase Value $57,815,000, collateralized by Ginnie Mae 3.000%, 3/20/52, with a value of $58,956,000)	57,800	57,800
Total Temporary Cash Investments (Cost $57,801)		57,801
Total Investments (100.0%) (Cost $937,455)		853,033
Other Assets and Liabilities—Net (0.0%)		(132)
Net Assets (100%)		852,901
Cost is in $000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.  Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
C.  Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the portfolio’s investments as of September 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	795,232	—	—	795,232
Temporary Cash Investments	1	57,800	—	57,801
Total	795,233	57,800	—	853,033